Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans		$ (2)	$ 2	$ (4)
Purchased for cancellation	$ (1,892)		$ (3,106)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	105	324	512	820
Purchased for cancellation, shares	(13,700)		(22,571)
Increase (decrease) in number of ordinary shares issued, shares	(13,595)	324	(22,059)	820
Issued in connection with share-based compensation plans	$ 8	$ 25	$ 42	$ 61
Purchased for cancellation	(171)		(282)
Increase (decrease) in equity	$ (163)	$ 25	$ (240)	$ 61